CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, allowances for credit losses	$ 11	$ 11	$ 10	$ 0
Class A Ordinary Shares [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240
Ordinary shares, issued	770,352,700	770,352,700
Ordinary shares, outstanding	770,352,700	770,352,700
Class B Ordinary Shares [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760
Ordinary shares, issued	72,511,760	72,511,760
Ordinary shares, outstanding	72,511,760	72,511,760